Stockholders' Deficit - Schedule of Warrant Activity (Details) (10K) - Warrant [Member] - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Number of shares Outstanding, Beginning	291	299
Number of shares Issued
Number of shares Exercised	(24)
Number of shares Forfeited
Number of shares Expired	(208)	(8)
Number of shares Outstanding, Ending	59	291
Number of shares Outstanding Exercisable, Ending	59
Weighted Average Price Per Share Outstanding, Beginning	$ 5,555	$ 5,625
Weighted Average Price Per Share Issued
Weighted Average Price Per Share Exercised
Weighted Average Price Per Share Expired
Weighted Average Price Per Share Forfeited
Weighted Average Price Per Share Outstanding, Ending	4,765	$ 5,555
Weighted Average Price Per Share Outstanding Exercisable, Ending	$ 4,765
Weighted average remaining contractual term	6 months
Aggregate intrinsic value